Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–86.60%(a)(b)
Aerospace & Defense–2.43%
Atlantic Aviation FBO, Inc., Term Loan (c)	–	12/06/2025		$ 13	$ 12,787
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		138	116,678
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		74	62,730
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	06/28/2024		83	75,567
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.93%	10/04/2024		276	266,032
Peraton Corp., Term Loan(c)	–	04/29/2024		9	8,466
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		195	179,188
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025		266	244,061
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.42%	08/22/2024		78	71,452
					1,036,961
Air Transport–1.50%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		46	31,803
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		60	57,249
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		212	196,437
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.51%	05/01/2023		292	288,400
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		86	63,845
					637,734
Automotive–3.48%
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	03/20/2025		240	219,540
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.68%	11/06/2024		263	253,817
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026		233	222,806
Project Boost Purchaser LLC, First Lien Term Loan(c)	–	06/01/2026		26	24,668
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.17%	05/22/2024		249	200,447
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	10/01/2025		491	399,040
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022		152	146,008
Visteon Corp., Term Loan(c)	–	03/25/2024		7	6,339
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026		9	8,992
					1,481,657
Beverage & Tobacco–0.39%
AI Aqua Merger Sub, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.32%	12/13/2023		174	167,264
Building & Development–1.20%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	07/31/2025		34	32,706
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2027		76	72,685
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.67%	08/27/2025		110	84,098
DiversiTech Holdings, Inc., Term Loan B-1(c)(d)	–	06/03/2024		18	16,715
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		63	57,174
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	11/15/2023		166	158,752
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025		44	39,797
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(d)	3.42%	05/29/2026		8	8,215
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024		44	41,721
					511,863
Business Equipment & Services–6.54%
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	10/30/2026		66	64,483
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.93%	02/09/2026		46	42,341
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(e)	9.50%	08/15/2023		110	24,643
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023		168	102,762
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.45%	07/26/2023	$ 39	$ 38,943
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027	198	194,507
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(d)	9.00%	03/06/2028	69	64,201
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026	15	14,895
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026	13	12,486
Genuine Financial Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.92%	07/11/2025	112	96,487
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.17%	04/16/2025	82	72,624
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	2.92%	08/01/2025	0	378
IG Investments Holdings LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	05/23/2025	124	113,080
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	05/01/2024	407	354,108
iQor US, Inc.
First Lien Term Loan A-1 (3 mo. USD LIBOR + 5.50%)(d)	6.93%	04/01/2021	115	62,880
First Lien Term Loan B (3 mo. USD LIBOR + 5.00%)	6.43%	04/01/2021	528	288,969
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.18%	04/01/2022	40	10,000
KAR Auction Services, Inc., Term Loan B-6(c)	–	09/15/2026	37	35,796
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021	93	83,836
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021	15	13,463
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2027	16	15,433
Monitronics International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024	191	136,355
PGX Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	8.25%	09/29/2020	210	121,553
Second Lien Term Loan (3 mo. USD LIBOR + 9.00%) (Acquired 09/24/2014; Cost $31,112)(d)	10.00%	09/29/2021	31	6,222
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026	36	35,386
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024	117	111,482
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.92%	03/03/2023	154	148,573
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022	258	247,308
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.92%	11/16/2026	12	11,285
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	4.95%	05/21/2026	48	46,732
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.42%	02/28/2025	229	217,723
				2,788,934
Cable & Satellite Television–8.32%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025		381	362,214
Term Loan(c)	–	01/31/2026		49	46,785
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.17%	01/03/2025		191	186,056
Charter Communications Operating LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	02/01/2027		16	15,649
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2026		186	180,246
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	07/17/2025		277	267,174
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.81%	12/18/2024		427	409,774
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026		180	173,506
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.92%	07/31/2025		85	80,483
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026		344	330,507
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028		285	275,916
UPC Financing Partnership, Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.43%	04/30/2028		114	109,847
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028		420	408,024
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023		57	55,328
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028		672	644,786
					3,546,295
Chemicals & Plastics–2.50%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.45%	01/31/2024		204	197,461
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		1	560
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics–(continued)
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024	$ 3	$ 2,656
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024	13	12,283
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024	12	12,021
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.27%	08/07/2024	26	25,110
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	10/20/2024	41	39,723
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.17%	03/31/2024	18	16,802
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026	158	152,468
Momentive Performance Materials USA, Inc., Term Loan B (1 wk. USD LIBOR + 3.25%)	3.43%	05/15/2024	74	70,454
Oxea Corp., Term Loan B-2(c)	–	10/14/2024	13	12,096
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	11/20/2023	67	64,233
Schenectady International Group, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)(d)	5.00%	10/15/2025	51	47,638
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.22%	10/01/2025	347	332,799
Trinseo Materials Finance, Inc., Term Loan(c)	–	09/06/2024	17	16,693
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/23/2024	65	62,316
				1,065,313
Clothing & Textiles–0.79%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.95%	09/27/2024		93	81,324
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.43%	05/01/2024		139	70,188
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		191	186,562
					338,074
Conglomerates–0.29%
APi Group DE, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	2.67%	09/30/2026		26	25,241
Gates Global LLC, Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	3.75%	04/01/2024		103	98,973
					124,214
Containers & Glass Products–1.11%
Berlin Packaging LLC, Term Loan (c)	–	11/07/2025		17	16,676
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	04/03/2024		105	96,419
Consolidated Container Co. LLC, First Lien Term Loan(c)	–	05/22/2024		36	35,252
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.68%	06/29/2025		177	167,508
Fort Dearborn Holding Co., Inc., First Lien Term Loan(c)	–	10/19/2023		18	16,569
Libbey Glass, Inc., Term Loan(c)	–	04/09/2021		17	8,311
Refresco Group N.V. (Netherlands), Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	3.67%	03/28/2025		78	75,304
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	01/29/2027		47	46,303
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2023		10	9,317
					471,659
Cosmetics & Toiletries–0.96%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	09/26/2024		56	53,142
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.47%	04/05/2025		305	272,769
Revlon Consumer Products Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.95%	09/07/2023		295	85,001
					410,912
Drugs–0.99%
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		80	75,765
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	08/18/2022		198	197,258
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	11/27/2025		18	17,312
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025		134	132,048
					422,383
Ecological Services & Equipment–0.21%
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.50%	03/20/2025		41	39,229
TruGreen L.P., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.92%	03/19/2026		40	38,461
WCA Waste Systems, Inc., Term Loan(c)	–	08/11/2023		12	11,935
					89,625
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical–9.50%
American Teleconferencing Services Ltd., Term Loan (3 mo. USD LIBOR + 6.50%)	7.50%	06/08/2023		$ 33	$ 19,802
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025		236	223,977
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	04/18/2025		76	73,787
Cision Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	02/01/2027		62	57,703
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026		61	58,716
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.35%	04/22/2027		48	47,518
Diebold Nixdorf, Inc., Term Loan A (1 mo. USD LIBOR + 4.75%)	5.00%	04/30/2022		146	136,565
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		318	289,642
Fusion Connect, Inc.
PIK Term Loan 7.00% PIK Rate, 3.00% Cash Rate(e)	3.00%	07/14/2025		139	50,663
Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025		32	29,402
Hyland Software, Inc., First Lien Term Loan(c)	–	07/01/2024		26	25,555
Informatica Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	02/26/2027		55	53,021
Internap Corp.
DIP Term Loan (1 mo. USD LIBOR + 10.00%)(d)	11.00%	03/11/2021		23	20,615
PIK Term Loan 3.50% PIK Rate, 4.00% Cash Rate (Acquired 02/06/2018-05/26/2020; Cost $108,115)(e)	3.50%	04/06/2022		108	33,263
Term Loan (1 mo. USD LIBOR + 10.00%)(d)	10.75%	09/11/2020		1	1,402
ION Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025		125	120,462
MA FinanceCo. LLC
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	11/19/2021		38	37,915
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	06/21/2024		38	36,417
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.00%	05/08/2025		60	58,657
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024		104	102,413
Micro Holding L.P., First Lien Term Loan(c)	–	09/13/2024		21	20,292
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		60	45,234
NCR Corp., Term Loan B(c)(d)	–	08/28/2026		18	17,254
Neustar, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		271	234,233
Optiv, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		102	85,776
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.67%	07/02/2025		57	46,345
Project Accelerate Parent LLC, First Lien Term Loan(c)	–	01/02/2025		52	41,647
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.01%	05/16/2025		305	292,507
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		527	459,102
Sandvine Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	4.67%	10/31/2025		57	52,983
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	06/21/2024		250	238,830
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.81%	03/05/2027		81	77,600
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		151	146,457
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		104	100,926
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.92%	04/16/2025		10	9,405
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.93%	06/30/2026		98	94,721
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)(d)	2.87%	09/28/2024		126	123,152
Ultimate Software Group, Inc., First Lien Term Loan(c)	–	05/04/2026		69	67,196
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	5.95%	01/27/2023		158	147,454
VS Buyer LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	3.42%	02/19/2027		2	1,818
WebPros, Term Loan(c)	–	05/15/2027		77	73,049
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.75%	12/01/2023		196	195,505
					4,048,981
Equipment Leasing–0.07%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (c)	–	10/06/2023		32	31,018
Financial Intermediaries–2.52%
Aretec Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	10/01/2025		435	404,679
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	07/19/2025		19	18,053
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.82%	05/09/2024		140	132,241
Term Loan B (1 mo. USD LIBOR + 10.50%)(d)	11.50%	05/09/2024		8	7,846
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.14%	02/10/2027		44	43,139
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Intermediaries–(continued)
iStar Financial, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	3.01%	06/28/2023	$ 118	$ 112,888
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023	96	85,487
RPI Finance Trust
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027	112	110,555
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027	160	157,112
				1,072,000
Food Products–2.52%
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	03/31/2025		54	52,264
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	04/06/2024		389	382,330
Froneri International PLC (United Kingdom)
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.92%	01/29/2028		54	50,813
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	01/29/2027		31	29,564
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.86%	05/23/2025		410	394,382
JBS USA Lux S.A., Term Loan(c)	–	05/01/2026		28	27,519
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.43%	05/15/2024		113	109,997
Shearer’s Foods LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022		26	26,000
					1,072,869
Food Service–1.11%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.92%	03/11/2025		10	9,177
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	01/15/2027		28	26,664
Euro Garages (Netherlands), Term Loan B(c)	–	02/06/2025		6	5,907
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.95%	02/05/2025		82	77,874
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	11/19/2026		192	184,582
NPC International, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 01/21/2020; Cost $12,169)(d)	11.50%	01/21/2021		13	12,844
Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.93%	04/03/2025		10	9,965
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026		20	18,771
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2023		57	54,153
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		74	72,219
					472,156
Forest Products–0.18%
Clearwater Paper Corp., Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.25%	07/26/2026		75	74,439
Health Care–3.51%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	02/11/2022		5	5,231
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.67%	02/16/2023		95	92,962
AHP Health Partners, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	06/30/2025		93	89,874
Alliance HealthCare Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	10/24/2023		104	59,136
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.28%	02/11/2026		144	139,061
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		3	3,050
Elanco Animal Health, Inc., Term Loan(c)	–	02/04/2027		146	141,705
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		44	42,533
EyeCare Partners LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(f)	0.00%	02/05/2027		2	1,435
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		7	6,151
IQVIA, Inc., Term Loan B-1(c)	–	03/07/2024		26	25,356
Mallinckrodt International Finance S.A., Term Loan B (3 mo. USD LIBOR + 2.75%)	4.20%	09/24/2024		29	20,297
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.58%	06/30/2025		358	341,282
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/27/2024		96	91,508
Select Medical Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.67%	03/06/2025		251	243,355
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		170	156,166
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	02/06/2024		40	29,056
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/27/2025		8	7,400
					1,495,558
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Home Furnishings–1.53%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/05/2024		$ 19	$ 18,818
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	02/28/2025		39	34,956
Serta Simmons Bedding LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.64%	11/08/2023		190	80,869
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		316	280,289
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024		87	78,606
VC GB Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)(d)	4.45%	02/28/2024		171	160,331
					653,869
Industrial Equipment–1.10%
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		4	3,768
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		23	21,640
First Lien Term Loan(c)	–	07/19/2024		42	40,248
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	03/31/2027		160	152,025
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027		97	91,924
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	3.46%	01/02/2027		15	14,841
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	11/27/2020		183	132,132
S2P Acquisiton Borrower, Inc., First Lien Term Loan(c)	–	08/14/2026		12	11,300
					467,878
Insurance–1.69%
Alliant Holdings Intermediate LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	2.92%	05/09/2025		187	179,626
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024		17	16,863
Hub International Ltd., Term Loan(c)	–	04/25/2025		89	85,997
National Financial Partners Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	02/15/2027		157	148,320
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025		79	74,235
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	05/16/2024		225	216,971
					722,012
Leisure Goods, Activities & Movies–2.91%
24 Hour Fitness Worldwide, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	05/30/2025		48	14,459
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		111	105,807
Ancestry.com Operations, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	08/21/2026		212	197,800
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	4.68%	01/02/2026		51	50,502
CDS U.S. Intermediate Holdings, Inc. , First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)(g)	0.00%	07/08/2022		102	48,474
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025		23	17,128
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026		9	6,959
Term Loan(c)	–	02/28/2027		132	83,289
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.12%	11/08/2023		93	83,959
Deluxe Entertainment Services Group, Inc.
PIK Term Loan 1.50% PIK Rate, 6.45% Cash Rate(e)	1.50%	03/25/2024		85	76,443
PIK Term Loan 2.50% PIK Rate, 9.95% Cash Rate(e)	2.50%	09/25/2024		50	37,323
Lions Gate Capital Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	2.42%	03/24/2025		97	93,401
Metro-Goldwyn-Mayer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.68%	07/03/2025		219	209,011
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	3.75%	04/01/2024		172	159,379
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.93%	04/17/2026		12	10,958
Town Sports International LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	11/15/2020		212	34,407
UFC Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026		11	10,774
					1,240,073
Lodging & Casinos–5.02%
Aristocrat Technologies, Inc. (Australia), Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		70	69,422
Caesars Entertainment Operating Co. LLC, Term Loan B(c)	–	10/06/2024		19	18,364
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024		890	809,186
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		60	57,038
Eldorado Resorts, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	04/17/2024		61	60,316
ESH Hospitality, Inc., Term Loan(c)	–	09/18/2026		17	16,870
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos–(continued)
GVC Finance LLC (United Kingdom), Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.31%	03/29/2024	$ 235	$ 229,125
Hilton Worldwide Finance LLC, Term Loan B-2(c)	–	06/22/2026	17	16,708
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	08/14/2024	224	201,344
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	07/10/2025	412	407,455
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027	215	203,026
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	05/30/2025	56	53,125
				2,141,979
Nonferrous Metals & Minerals–1.12%
Form Technologies LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	01/28/2022		24	16,478
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		85	81,683
Murray Energy Corp.
Term Loan (1 mo. USD LIBOR + 11.00%)	13.00%	07/31/2020		544	280,193
Term Loan B-2 (3 mo. USD LIBOR + 2.00%)(g)(h)	0.00%	10/17/2022		3,167	92,368
Term Loan B-3 (3 mo. USD LIBOR + 7.75%) (Acquired 06/21/2018-10/17/2018; Cost $462,241)(g)(h)	0.00%	10/17/2022		484	8,470
					479,192
Oil & Gas–3.09%
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	10/31/2024		133	111,872
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025		107	62,007
Fieldwood Energy LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.25%)(g)	0.00%	04/11/2022		449	65,731
GIP III Stetson I L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	07/18/2025		71	49,380
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023		51	23,994
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 7.00%) (Acquired 12/09/2016-09/10/2018; Cost $58,732)	8.00%	08/07/2020		59	37,513
McDermott Technology (Americas), Inc.
DIP LOC(f)	0.00%	10/23/2020		107	103,717
DIP Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	10/21/2020		59	57,163
DIP Term Loan (1 mo. USD LIBOR + 9.00%)	10.02%	10/23/2020		124	120,850
Term Loan (3 mo. USD LIBOR + 10.00%)(d)	11.83%	06/01/2020		33	32,374
Term Loan (3 mo. USD LIBOR + 6.00%)(h)	9.25%	05/09/2025		156	55,903
Term Loan(d)(f)	11.83%	06/01/2020		21	20,233
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		149	124,738
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	8.46%	03/19/2024		77	41,674
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021		783	136,950
Southcross Energy Partners L.P.
Revolver Loan(d)(f)	0.00%	01/31/2025		20	19,645
Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 05/07/2019-01/31/2020; Cost $22,884)(d)	10.00%	01/31/2025		23	23,001
Sunrise Oil & Gas, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 02/03/2020; Cost $29,624)(d)	8.00%	01/17/2023		30	26,958
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 02/03/2020; Cost $29,886)(d)	8.00%	01/17/2023		30	24,058
Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2023		35	18,267
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	03/30/2023		19	16,649
Ultra Resources, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)(g)(h)	0.00%	04/12/2024		217	145,432
					1,318,109
Publishing–1.12%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		134	109,279
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.26%	08/15/2026		154	143,769
Nielsen Finance LLC, Term Loan B-5(c)	–	06/30/2025		206	205,432
ProQuest LLC, Term Loan B(c)	–	10/17/2026		17	16,949
					475,429
Radio & Television–3.61%
AP NMT Acquisition B.V. (Netherlands), First Lien Term Loan B (3 mo. USD LIBOR + 5.75%)	7.20%	08/13/2021		285	280,289
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026		164	141,977
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Radio & Television–(continued)
Gray Television, Inc., Term Loan C(c)	–	01/02/2026	$ 17	$ 17,094
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	05/01/2026	273	256,411
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.62%	01/17/2024	63	60,669
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	01/17/2024	240	231,652
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.12%	09/18/2026	108	104,146
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.43%	01/03/2024	349	340,483
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.69%	09/30/2026	90	87,646
Technicolor S.A. (France), Term Loan (3 mo. USD LIBOR + 2.75%)	3.11%	12/06/2023	43	17,597
				1,537,964
Retailers (except Food & Drug)–0.83%
Bass Pro Group LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.07%	09/25/2024		86	80,764
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		91	63,886
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022		213	209,889
					354,539
Surface Transport–2.24%
Commercial Barge Line Co.
DIP Term Loan (1 mo. USD LIBOR + 7.00%)(d)	9.00%	06/01/2020		17	16,491
First Lien Term Loan(c)	–	11/12/2020		368	119,184
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024		103	84,651
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		4	4,137
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		74	68,203
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		58	56,681
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%) (Acquired 02/18/2015-12/16/2019; Cost $611,871)(d)	8.61%	02/23/2022		609	606,376
					955,723
Telecommunications–7.97%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	12/15/2024		706	660,025
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027		523	503,442
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	09/26/2025		14	13,741
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024		296	294,570
Colorado Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		87	65,184
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023		307	295,399
DIFL US Finance LLC, First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	3.80%	05/27/2024		41	34,176
Global Tel*Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	11/29/2025		83	70,128
Hargray Communications Group, Inc., Term Loan(c)	–	05/16/2024		17	16,757
Inmarsat Finance PLC (United Kingdom), Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		59	55,170
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)(h)	6.00%	11/27/2023		205	206,261
Term Loan B-4 (3 mo. USD LIBOR + 4.50%)(h)	6.75%	01/02/2024		50	50,438
IPC Systems, Inc.
First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.50%)	5.50%	07/31/2020		84	66,071
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.50%	02/04/2022		57	7,850
Second Lien Term Loan (3 mo. USD LIBOR + 4.50%)	12.50%	02/06/2022		74	10,112
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		1	667
Level 3 Financing, Inc., Term Loan B(c)	–	03/01/2027		116	112,649
MLN US HoldCo LLC, First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.83%	11/30/2025		212	162,708
MTN Infrastructure TopCo, Inc., Incremental Term Loan(c)	–	11/17/2024		58	56,840
Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	02/01/2024		220	214,564
Securus Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	11/01/2024		32	25,678
Speedcast Communications, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.00%	05/15/2025		133	15,819
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	12/07/2026		229	221,726
T-Mobile USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	04/20/2027		204	204,666
Windstream Services LLC, DIP Term Loan(c)	–	02/26/2021		17	17,282
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications–(continued)
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027	$ 18	$ 17,056
				3,398,979
Utilities–4.25%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		56	54,710
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.17%	01/15/2025		83	81,370
Calpine Corp.
Term Loan(c)	–	01/15/2024		44	43,299
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	2.17%	08/12/2026		35	34,157
Compass Power Generation LLC, Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	4.50%	12/20/2024		46	43,898
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		314	310,282
EFS Cogen Holdings I LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2023		24	23,526
Frontera Generation Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.39%	05/02/2025		270	171,087
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	10/31/2026		415	400,995
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.77%	07/30/2026		175	155,356
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	3.17%	08/28/2025		2	2,089
Kestrel Acquisition LLC, Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/02/2025		108	91,191
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		229	187,646
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		17	13,424
Nautilus Power LLC, Term Loan(c)	–	05/16/2024		26	24,982
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/24/2026		19	19,045
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	03/06/2025		43	41,322
Sandy Creek Energy Associates L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.45%	11/09/2020		64	45,666
USIC Holding, Inc., First Lien Term Loan(c)	–	12/08/2023		27	25,377
Vistra Operations Co. LLC, Incremental Term Loan(c)	–	12/31/2025		43	42,076
					1,811,498
Total Variable Rate Senior Loan Interests (Cost $44,398,702)					36,917,153
U.S. Dollar Denominated Bonds & Notes–3.01%
Aerospace & Defense–0.46%
TransDigm, Inc.(i)	8.00%	12/15/2025		127	137,795
TransDigm, Inc.(i)	6.25%	03/15/2026		57	58,416
					196,211
Air Transport–0.22%
Delta Air Lines, Inc.(i)	7.00%	05/01/2025		92	95,185
Automotive–0.09%
Clarios Global L.P.(i)	6.75%	05/15/2025		14	14,581
Panther BF Aggregator 2 L.P.(i)	6.25%	05/15/2026		23	23,456
					38,037
Business Equipment & Services–0.06%
ADT Security Corp. (The)	3.50%	07/15/2022		18	18,200
Dun & Bradstreet Corp. (The)(i)	6.88%	08/15/2026		8	8,699
					26,899
Cable & Satellite Television–0.10%
Altice Financing S.A. (Luxembourg)(i)	5.00%	01/15/2028		22	22,254
Ziggo B.V. (Netherlands)(i)	5.50%	01/15/2027		18	18,975
					41,229
Containers & Glass Products–0.20%
Berry Global, Inc.(i)	4.88%	07/15/2026		8	8,381
Mauser Packaging Solutions Holding Co.(i)	5.50%	04/15/2024		29	28,873
Reynolds Group Issuer, Inc./LLC(i)	5.13%	07/15/2023		48	48,725
					85,979
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical–0.76%
CommScope, Inc.(i)	5.50%	03/01/2024		$ 18	$ 18,559
CommScope, Inc.(i)	6.00%	03/01/2026		61	64,288
Dell International LLC/EMC Corp.(i)	6.10%	07/15/2027		43	48,436
Dell International LLC/EMC Corp.(i)	6.20%	07/15/2030		91	104,006
Dell International LLC/EMC Corp.(i)	5.30%	10/01/2029		23	25,042
Dell International LLC/EMC Corp.(i)	5.85%	07/15/2025		58	65,003
					325,334
Food Service–0.05%
New Red Finance, Inc. (Canada)(i)	5.75%	04/15/2025		22	23,423
Leisure Goods, Activities & Movies–0.08%
AMC Entertainment, Inc.(i)	10.50%	04/15/2025		32	28,320
Seaworld Parks & Entertainment, Inc.(i)	8.75%	05/01/2025		7	7,192
					35,512
Nonferrous Metals & Minerals–0.21%
Peabody Energy Corp.(i)	6.38%	03/31/2025		164	89,072
Radio & Television–0.31%
Diamond Sports Group LLC/Diamond Sports Finance Co.(i)	5.38%	08/15/2026		139	110,830
iHeartCommunications, Inc.(i)	4.75%	01/15/2028		21	20,198
					131,028
Telecommunications–0.30%
CenturyLink, Inc.(i)	4.00%	02/15/2027		126	126,041
Utilities–0.17%
Calpine Corp.(i)	5.25%	06/01/2026		18	18,692
Calpine Corp.(i)	4.50%	02/15/2028		18	18,118
Vistra Operations Co. LLC(i)	4.30%	07/15/2029		15	15,529
Vistra Operations Co. LLC(i)	3.55%	07/15/2024		18	18,427
					70,766
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,312,487)					1,284,716
			Shares
Common Stocks & Other Equity Interests–2.55%(j)
Business Equipment & Services–0.10%
Checkout Holding Corp.(c)				1,583	1,187
Crossmark Holdings, Inc.(k)				724	42,535
					43,722
Electronics & Electrical–0.05%
Fusion Connect, Inc.(k)				5,909	16,929
Fusion Connect, Inc.(k)				1	3
Sunguard Availability Services Capital, Inc.(k)				225	3,582
					20,514
Leisure Goods, Activities & Movies–0.02%
Deluxe Entertainment Services Group, Inc.(k)				10,308	10,308
Lodging & Casinos–0.00%
Caesars Entertainment Corp.(k)				100	1,139
Nonferrous Metals & Minerals–1.02%
Arch Resources, Inc.				13,249	436,687
Oil & Gas–0.18%
HGIM Corp.(k)				657	5,256
Larchmont Resources LLC(k)				78	9,780
Quicksilver Resources, Inc.(d)(k)				571,500	0
Sabine Oil & Gas LLC(k)				94	1,513
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

	Shares	Value
Oil & Gas–(continued)
Southcross Energy Partners L.P.(k)	11,491	$ 1,494
Sunrise Oil & Gas, Inc.(k)	4,407	28,646
Templar Energy LLC(k)	7,400	592
Tribune Resources, Inc.(k)	34,124	29,858
Tribune Resources, Inc., Wts. expiring 04/03/2023(k)	8,835	265
		77,404
Publishing–0.15%
Clear Channel Worldwide Holdings, Inc.(k)	63,867	61,683
Radio & Television–0.88%
iHeartCommunications, Inc., Class A(k)	26,496	230,515
iHeartCommunications, Inc., Wts. expiring 05/01/2039	17,010	141,396
Media General(d)(k)	30,400	1,763
		373,674
Retailers (except Food & Drug)–0.00%
Gymboree Corp.(d)(k)	10,048	0
Gymboree Corp.(d)(k)	3,550	0
		0
Telecommunications–0.15%
Avaya, Inc.(k)	4,332	63,247
IPC Systems, Inc.(k)	451	677
		63,924
Total Common Stocks & Other Equity Interests (Cost $4,269,619)		1,089,055
Preferred Stocks–0.19%(j)
Oil & Gas–0.19%
Southcross Energy Partners L.P., Series A	72,722	50,905
Southcross Energy Partners L.P., Series B	20,954	28,812
Total Preferred Stocks (Cost $72,709)		79,717

Money Market Funds–7.28%
Invesco Government & Agency Portfolio,Institutional Class, 0.11%(l)(m)	1,861,057	1,861,057
Invesco Treasury Portfolio,Institutional Class, 0.08%(l)(m)	1,240,704	1,240,704
Total Money Market Funds (Cost $3,101,761)		3,101,761
TOTAL INVESTMENTS IN SECURITIES–99.63% (Cost $53,155,278)		42,472,402
OTHER ASSETS LESS LIABILITIES–0.37%		157,604
NET ASSETS–100.00%		$42,630,006
Investment Abbreviations:
DIP	– Debtor-in-Possession
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $360,475, which represented less than 1% of the Fund’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $1,266,516, which represented 2.97% of the Fund’s Net Assets.
(j)	Securities acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,225,514	$15,469,215	$(13,608,158)	$(1,225,514)	$-	$1,861,057	$1,744
Invesco Treasury Portfolio, Institutional Class	-	7,359,670	(6,118,966)	-	-	1,240,704	892
Total	$1,225,514	$22,828,885	$(19,727,124)	$(1,225,514)	$-	$3,101,761	$2,636

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Plus Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended May 31, 2020, there were transfers from Level 3 to Level 2 of $406,846, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $553,744, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$34,837,076	$2,080,077	$36,917,153
U.S. Dollar Denominated Bonds & Notes	—	1,284,716	—	1,284,716
Common Stocks & Other Equity Interests	794,784	292,508	1,763	1,089,055
Preferred Stocks	—	79,717	—	79,717
Money Market Funds	3,101,761	—	—	3,101,761
Total Investments	$3,896,545	$36,494,017	$2,081,840	$42,472,402
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2020:
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2020
Variable Rate Senior Loan Interests	$ 3,808,987	$ 2,200,092	$ (3,834,817)	$ (7,710)	$ (19,483)	$ (272,913)	$ 553,744	$ (347,823)	$ 2,080,077
Common Stocks & Other Equity Interests	106,804	-	(149,105)	-	-	103,087	-	(59,023)	1,763
Total	$ 3,915,791	$ 2,200,092	$ (3,983,922)	$ (7,710)	$ (19,483)	$ (169,826)	$ 553,744	$ (406,846)	$ 2,081,840
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$606,376	Discounted Cash Flow Model	Illiquidity Discount Implied Rating	N/A N/A	3.69% B+	(a)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Senior Floating Rate Plus Fund

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Senior Floating Rate Plus Fund to Invesco Senior Floating Rate Plus Fund.
Invesco Oppenheimer Senior Floating Rate Plus Fund